Putnam Small Cap Value Fund
The fund's portfolio
5/31/20 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value
Aerospace and defense (3.0%)
Parsons Corp.(NON)	45,651	$1,856,170
Vectrus, Inc.(NON)	41,420	2,274,783

		4,130,953
Airlines (0.7%)
Allegiant Travel Co.(S)	9,100	969,605

		969,605
Auto components (0.8%)
Cooper Tire & Rubber Co.	43,677	1,123,809

		1,123,809
Banks (12.9%)
Ameris Bancorp	32,300	782,629
Baycom Corp.(NON)	67,700	892,286
Coastal Financial Corp./WA(NON)	29,374	373,050
ConnectOne Bancorp, Inc.	98,324	1,441,430
First Bancshares, Inc. (The)	36,200	767,078
First Horizon National Corp.(S)	114,400	1,069,640
Investors Bancorp, Inc.	168,465	1,462,276
Lakeland Bancorp, Inc.	127,400	1,414,140
OceanFirst Financial Corp.	51,500	860,050
OFG Bancorp (Puerto Rico)	114,400	1,389,960
Professional Holding Corp. Class A(NON)	48,146	682,710
QCR Holdings, Inc.	51,783	1,572,650
Southern First Bancshares, Inc.(NON)	31,846	925,445
TCF Financial Corp.	51,500	1,489,380
TriCo Bancshares	22,400	635,488
Univest Financial Corp.	39,800	654,312
Western Alliance Bancorp	31,600	1,205,540

		17,618,064
Biotechnology (1.0%)
Ligand Pharmaceuticals, Inc.(NON)(S)	13,900	1,411,823

		1,411,823
Building products (2.6%)
Builders FirstSource, Inc.(NON)	47,300	984,313
Masonite International Corp.(NON)	18,100	1,201,478
Quanex Building Products Corp.	113,534	1,407,822

		3,593,613
Chemicals (1.7%)
Element Solutions, Inc.(NON)	168,100	1,830,609
Olin Corp.	46,500	559,395

		2,390,004
Commercial services and supplies (2.1%)
CECO Environmental Corp.(NON)	216,006	1,146,992
Steelcase, Inc. Class A	85,600	991,248
UniFirst Corp./MA	3,800	683,240

		2,821,480
Communications equipment (0.9%)
Lumentum Holdings, Inc.(NON)	17,000	1,246,440

		1,246,440
Construction and engineering (4.6%)
Ameresco, Inc. Class A(NON)	77,001	1,652,441
MasTec, Inc.(NON)(S)	30,500	1,194,075
MYR Group, Inc.(NON)	38,386	1,105,901
Sterling Construction Co., Inc.(NON)	143,692	1,300,413
WillScot Corp.(NON)	79,900	1,065,866

		6,318,696
Containers and packaging (2.4%)
Berry Global Group, Inc.(NON)	34,700	1,558,377
Silgan Holdings, Inc.	50,600	1,692,064

		3,250,441
Distributors (1.0%)
Core-Mark Holding Co., Inc.	48,800	1,365,424

		1,365,424
Electric utilities (1.6%)
PNM Resources, Inc.	39,300	1,604,226
Portland General Electric Co.	13,500	635,985

		2,240,211
Electronic equipment, instruments, and components (2.0%)
Jabil, Inc.	46,900	1,403,248
SYNNEX Corp.	12,951	1,381,224

		2,784,472
Energy equipment and services (1.4%)
Newpark Resources, Inc.(NON)	940,900	1,900,618

		1,900,618
Entertainment (2.0%)
IMAX Corp. (Canada)(NON)	94,400	1,190,384
Lions Gate Entertainment Corp. Class A(NON)(S)	193,731	1,544,036

		2,734,420
Equity real estate investment trusts (REITs) (6.6%)
Alpine Income Property Trust, Inc.(R)	101,649	1,257,398
Columbia Property Trust, Inc.(R)	35,800	455,734
Diversified Healthcare Trust(R)	221,729	793,790
Gaming and Leisure Properties, Inc.(R)	40,140	1,386,436
Plymouth Industrial REIT, Inc.(R)	65,500	969,400
QTS Realty Trust, Inc. Class A(R)	32,855	2,253,853
Spirit Realty Capital, Inc.(R)	34,833	990,302
STORE Capital Corp.(R)	48,100	930,254

		9,037,167
Food and staples retail (2.0%)
Ingles Markets, Inc. Class A	41,380	1,763,202
Performance Food Group Co.(NON)	36,936	984,344

		2,747,546
Gas utilities (0.9%)
Chesapeake Utilities Corp.	14,400	1,300,896

		1,300,896
Health-care providers and services (3.5%)
Acadia Healthcare Co., Inc.(NON)	29,100	832,551
Brookdale Senior Living, Inc.(NON)	175,654	642,894
Magellan Health, Inc.(NON)	22,672	1,700,173
Premier, Inc. Class A(NON)	46,700	1,624,693

		4,800,311
Hotels, restaurants, and leisure (3.0%)
Brinker International, Inc.(S)	31,900	840,565
Cedar Fair LP	20,500	652,105
Darden Restaurants, Inc.	13,137	1,009,710
Dine Brans Global, Inc.(S)	8,000	363,120
Everi Holdings, Inc.(NON)	191,500	1,189,215

		4,054,715
Household durables (1.8%)
Purple Innovation, Inc.(NON)(S)	172,384	2,471,987

		2,471,987
Insurance (3.5%)
Argo Group International Holdings, Ltd. (Bermuda)	31,500	966,735
Heritage Insurance Holdings, Inc.	124,782	1,564,766
Palomar Holdings, Inc.(NON)	20,709	1,541,164
State Auto Financial Corp.	37,900	755,726

		4,828,391
IT Services (3.5%)
CACI International, Inc. Class A(NON)	8,000	2,006,240
Limelight Networks, Inc.(NON)(S)	297,000	1,467,180
Unisys Corp.(NON)	115,600	1,313,216

		4,786,636
Leisure products (2.2%)
Clarus Corp.	90,950	954,974
Vista Outdoor, Inc.(NON)	218,542	2,122,043

		3,077,017
Machinery (3.2%)
Columbus McKinnon Corp./NY	44,900	1,365,409
Mayville Engineering Co., Inc.(NON)	132,489	810,833
Rexnord Corp.	56,200	1,691,620
Wabash National Corp.(S)	57,400	548,170

		4,416,032
Media (0.3%)
Emerald Holding, Inc.	198,600	440,892

		440,892
Metals and mining (0.5%)
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Major Drilling Group International, Inc. (Canada)(NON)	273,300	698,708

		698,708
Mortgage real estate investment trusts (REITs) (1.9%)
KKR Real Estate Finance Trust, Inc.(R)	63,595	1,029,603
Ladder Capital Corp.(R)	205,600	1,634,520

		2,664,123
Multi-utilities (1.3%)
Unitil Corp.	37,200	1,791,924

		1,791,924
Multiline retail (1.2%)
Big Lots, Inc.(S)	41,700	1,615,875

		1,615,875
Oil, gas, and consumable fuels (3.5%)
Arch Resources, Inc.(S)	22,000	725,120
Magnolia Oil & Gas Corp. Class A(NON)(S)	195,600	1,085,580
Par Pacific Holdings, Inc.(NON)	40,171	373,189
Range Resources Corp.(S)	169,800	1,017,102
Scorpio Tankers, Inc.(S)	91,407	1,621,560

		4,822,551
Paper and forest products (2.1%)
Louisiana-Pacific Corp.	66,600	1,572,426
Verso Corp. Class A(NON)	90,200	1,297,076

		2,869,502
Pharmaceuticals (1.0%)
Prestige Brands Holdings, Inc.(NON)	31,800	1,341,960

		1,341,960
Professional services (—%)
BancTec, Inc. 144A CVR(F)	160,833	—

		—
Semiconductors and semiconductor equipment (3.2%)
FormFactor, Inc.(NON)	46,500	1,170,405
Photronics, Inc.(NON)	138,169	1,656,646
Silicon Motion Technology Corp. ADR (Taiwan)	33,700	1,518,859

		4,345,910
Software (2.2%)
Avaya Holdings Corp.(NON)(S)	118,884	1,735,706
j2 Global, Inc.	16,600	1,299,780

		3,035,486
Specialty retail (2.6%)
Genesco, Inc.(NON)	48,700	900,463
Murphy USA, Inc.(NON)	10,605	1,231,241
Shoe Carnival, Inc.(S)	56,800	1,476,232

		3,607,936
Thrifts and mortgage finance (3.2%)
First Defiance Financial Corp.	48,737	809,522
Flagstar Bancorp, Inc.	51,200	1,500,160
MGIC Investment Corp.	135,600	1,113,276
Walker & Dunlop, Inc.	25,500	1,032,750

		4,455,708
Tobacco (1.2%)
Turning Point Brands, Inc.(S)	65,900	1,580,941

		1,580,941
Trading companies and distributors (1.1%)
MRC Global, Inc.(NON)(S)	142,000	840,640
Nesco Holdings, Inc.(NON)(S)	255,361	633,295

		1,473,935
Water utilities (0.5%)
Consolidated Water Co., Ltd. (Cayman Islands)	49,089	727,990

		727,990

Total common stocks (cost $146,092,667)		$132,894,212

INVESTMENT COMPANIES (2.5%)(a)
	Shares	Value
Bain Capital Specialty Finance, Inc. (Rights)(NON)	216,706	$41,174
Crescent Capital BDC, Inc.	60,470	741,967
Newtek Business Services Corp.	6,985	119,863
Saratoga Investment Corp.(S)	76,971	1,168,420
TriplePoint Venture Growth BDC Corp.(S)	135,700	1,359,714

Total investment companies (cost $4,342,335)		$3,431,138

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	$11.50	49,986	$4,749

Total warrants (cost $63,982)				$4,749

SHORT-TERM INVESTMENTS (15.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.19%(AFF)	20,059,495	$20,059,495
Putnam Short Term Investment Fund 0.71%(AFF)	1,463,462	1,463,462

Total short-term investments (cost $21,522,957)		$21,522,957
TOTAL INVESTMENTS

Total investments (cost $172,021,941)		$157,853,056

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2020 through May 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $137,421,647.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$15,762,450	$35,797,109	$31,500,064	$45,483	$20,059,495
	Putnam Short Term Investment Fund**	2,751,533	17,706,311	18,994,382	4,502	1,463,462

	Total Short-term investments	$18,513,983	$53,503,420	$50,494,446	$49,985	$21,522,957
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $20,059,495, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,388,013. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,175,312	$—	$—
Consumer discretionary	17,316,763	—	—
Consumer staples	4,328,487	—	—
Energy	6,723,169	—	—
Financials	29,566,286	—	—
Health care	7,554,094	—	—
Industrials	23,724,314	—	—**
Information technology	16,198,944	—	—
Materials	9,208,655	—	—
Real estate	9,037,167	—	—
Utilities	6,061,021	—	—

Total common stocks	132,894,212	—	—
Investment companies	3,431,138	—	—
Warrants	4,749	—	—
Short-term investments	1,463,462	20,059,495	—

Totals by level	$137,793,561	$20,059,495	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	50,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com